S000057610 [Member] Investment Strategy - iMGP Low Duration Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Low Duration Income Fund invests in a mix of strategies that iM Global believes offer risk-return characteristics that are attractive individually and even more compelling collectively. The Low Duration Income Fund is intended to be used by investors seeking attractive long-term returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. A high level of current income is a secondary objective.
The Advisor believes that giving highly disciplined sub‑advisors (each, a “manager” or “sub‑advisor”) latitude in the types of stocks they can own can confer an advantage over managers who are more tightly constrained to an arbitrary “style box.” This belief underlays the premise of the Low Duration Income Fund to seek skilled managers, give them broad flexibility, limit them to their highest-conviction ideas and create diversification at the overall fund level by choosing managers with complementary styles, which the Advisor believes also should reduce risk. The Advisor is responsible for recommending which sub‑advisors to hire or remove. Before hiring a sub‑advisor, the Advisor performs extensive due diligence. This includes quantitative and qualitative analysis, including (but not limited to) an evaluation of the investment process, the consistency of its execution and discipline; individual holdings; strategies employed, past mistakes, risk controls, team depth and quality; operations and compliance; and business focus and vision. The Advisor’s evaluation process includes review of literature and documents, quantitative historical performance evaluation, extensive discussions with members of the investment team and firm management and background checks through industry contacts.
There is no minimum or maximum allocation of the Low Duration Income Fund’s portfolio assets to each sub‑advisor, but it is expected that no one strategy will be allocated less than 10% of portfolio assets or more than 60% of portfolio assets as measured at the time of allocation. It is possible that additional managers and strategies will be added to (or removed from) the Low Duration Income Fund in the future and/or there may be adjustments in the allocation ranges. The Advisor is responsible for establishing the target allocation of Low Duration Income Fund assets to each manager based on the Advisor’s goal of maintaining a balance of investment styles (growth, value, and blend) and market capitalization exposure (large‑cap, mid‑cap and small‑cap companies) and may adjust the target allocations at its discretion. Market performance may result in allocation drift among the managers of the Low Duration Income Fund. The Advisor is responsible for periodically rebalancing the portfolios, the timing and degree of which will be determined by the Advisor based on the amount of deviation from pre‑established target allocation ranges and the Advisor’s assessment of market conditions and investment opportunities available to each sub‑advisor. The Advisor monitors the individual portfolios managed by the sub‑advisors to ensure that the overall portfolio does not include any unintentional over-weights to market capitalization levels, sectors, industries or individual securities.
Sub‑advisor strategies may seek to benefit from: opportunities to combine securities with differing risk characteristics; market inefficiencies; opportunities to provide liquidity; tactical opportunities in asset classes or securities; special situations such as spin-offs; as well as other opportunities in other areas. In the aggregate, the managers can invest globally in debt and equity securities of companies of any size, domicile or market capitalization, government and corporate bonds, loans, loan participation interests, mortgage or other asset-backed securities and other fixed income securities and currencies, including short positions of any of the foregoing, within their respective segments of the Low Duration Income Fund. The managers may invest without limitation in below investment grade fixed income securities. Under normal market conditions, the Low Duration Income Fund does not expect to invest more than 25% of its total assets in emerging market securities. iM Global defines an emerging market country as any country that is included in the MSCI Emerging Markets Index. An emerging market country includes any country that is included in the MSCI Emerging Markets Index, considered to be an emerging market country by the World Bank, the International Finance Corporation, or the United Nations, or other countries or markets that the Sub‑Advisor identifies as having similar emerging markets characteristics.
The managers may also write options, invest in derivatives, including, without limitation, options, futures contracts, participatory notes (“P‑Notes”) and swaps, to manage risk or enhance return and can also borrow amounts up to one third of the value of the Low Duration Income Fund’s total assets (except that the Low Duration Income Fund may exceed this limit to satisfy redemption requests or for other temporary purposes). Each of the managers may invest in illiquid securities; however, the Low Duration Income Fund as a whole may not hold more than 15% of its net assets in illiquid securities.
Each sub‑advisor will have an investment approach that generally focuses on a particular asset class or specific strategies. Currently, the strategies the sub‑advisors focus on are as follows: (1) a credit value strategy, (2) a multi-credit strategy, and (3) an option income strategy. iM Global may hire sub‑advisors that focus on other strategies in the future, and not all strategies that may be appropriate will be represented in the Low Duration Income Fund’s portfolio at all times.

SUB‑ ADVISOR	TARGET ASSET ALLOCATION	STOCK‑PICKING STYLE
Brown Brothers Harriman Credit Partners, LLC (“BBH Credit Partners”)	40%	Credit Value
Guggenheim Partners Investment Management, LLC (“Guggenheim”)	40%	Multi-Credit
Neuberger Berman Investment Advisers LLC (“Neuberger”)	20%	Option Income
The sub‑advisor that manages the credit value strategy primarily invests its segment of the Low Duration Income Fund in fixed income securities it believes have the potential for excess return. The sub‑advisor invests in fixed income securities from a wide variety of sectors, asset-backed securities, commercial mortgage-backed securities, corporate bonds, floating-rate loans and municipal bonds. The sub‑advisor expects to invest in structured and corporate securities. The sub‑advisor’s emphasizes A/BBB‑rated asset backed securities and BBB/BB‑rated corporate securities, as these ratings segments have historically offered attractive risk-adjusted returns, along with low default rates. The sub‑advisor also invests in U.S. Treasury futures to manage duration of the portfolio, which allows individual security selection to be managed without regard to portfolio duration. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates. Fixed income securities and portfolios with longer durations are subject to more volatility than those with shorter durations. The sub‑advisor will not typically own distressed securities.
The sub‑advisor that manages the multi-credit strategy seeks to preserve invested capital and maximize total return through a combination of current income and capital appreciation. The team invests in a wide range of fixed income and other instruments selected from a variety of credit qualities, and sectors, including, but not limited to, corporate bonds, loans and loan participations, structured finance investments, U.S. government and agency, mezzanine and preferred securities and convertible securities. The team seeks opportunities across fixed income market sectors and aims to take advantage of downturns/inefficiencies that occur during times of uncertainty. The multi-credit strategy is flexible and is not constrained by duration, sector, issuer, or credit quality.
The sub‑advisor that manages the option income strategy writes collateralized put options on both U.S. indices, including the S&P 500® Index and the Russell 2000® Index, and exchange traded funds (“ETFs”). The manager seeks to generate returns through the receipt of option premiums from selling puts, as well as through investments in fixed income instruments, which collectively are intended to reduce volatility relative to the level of volatility the strategy would experience if the Low Duration Income Fund held the underlying equity index on which the options are written. The portfolio’s investments in fixed income instruments may be of any duration, may include variable and floating rate instruments, and may include U.S. Treasury securities and other securities issued by the U.S. government and its agencies and instrumentalities, debt securities issued by corporations or trust entities, cash and cash equivalents, mortgage-backed securities and asset-backed securities. The manager also may invest in money market mutual funds and ETFs.